Average Annual Total Returns - LVIP T Rowe Price 2030 Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	S&P Target Date 2030 Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P Target Date 2030 Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P Target Date 2030 Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	15.25%	8.89%	6.60%	14.97%	8.62%	6.33%	11.91%	9.78%	8.41%